Expense Example - iShares Floating Rate Loan Active ETF - iShares Floating Rate Loan Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	$ 779